Sonelokimab Acquisition (Details) - 10 months ended Dec. 31, 2021 € in Millions, $ in Millions	USD ($)	EUR (€)
Business Combinations [Abstract]
Aggregate purchase price	$ 29.9
Cash	$ 25.0
Equity instruments in percent	9.90%
Transaction costs	$ 0.6
Other loans payable	$ 347.6	€ 307.1